Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Time Deposits
Table 9.1 presents a summary of both time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 9.1: Time Deposits

	December 31,
(in millions)	2022	2021
Total domestic and Non-U.S.	$66,887	30,012
Time deposits in excess of $250,000	9,133	5,527

Contractual Maturities of Time Deposits
The contractual maturities of time deposits are presented in
Table 9.2.

Table 9.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2022
2023	$52,445
2024	12,654
2025	693
2026	255
2027	474
Thereafter	366
Total	$66,887